Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Summary of Trade and Other Receivables, Net
a)	The detail of trade and other receivables as of December 31, 2017 and 2016, is as follows:

	As of December 31,
	2017		2016
	Current	Non-current	Current	Non-current
Trade and Other Receivables, Gross	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	463,626,345	36,182,399	484,533,736	33,500,105
Trade receivables, gross (2)	415,039,522	1,917,828	414,184,116	8,369,878
Other receivables, gross (1)	48,586,823	34,264,571	70,349,620	25,130,227

	As of December 31,
	2017		2016
	Current	Non-current	Current	Non-current
Trade and Other Receivables, Net	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	419,752,286	36,182,399	445,071,856	33,500,105
Trade and other receivables, net (2)	380,379,326	1,917,828	382,487,300	8,369,878
Other receivables, net (1)	39,372,960	34,264,571	62,584,556	25,130,227

(1)

As of December 31, 2017, it mainly includes accounts receivable related to loan and advances to employees for ThCh$9,709,051 (ThCh$11,167,266 as of December 31, 2016); recoverable taxes (VAT) for ThCh$18,318,007 (ThCh$18,658,849 as of December 31, 2016); recoverable taxes in Peru of ThCh$0 (ThCh$15,035,980 as of December 31, 2016); payments in advance to suppliers for ThCh$5,360,307 (ThCh$4,804,161 as of December 31, 2016); lease receivables for ThCh$34,550,131 (ThCh$23,296,966 as of December 31, 2016) and other miscellaneous receivables for ThCh$5,700,035 (ThCh$8,266,102 as of December 31, 2016)

(2)

As of December 31, 2017, our subsidiary Enel Distribución Chile S.A. recognized unbilled revenue and trade and other accounts receivable for the difference between current and effective Average Node Prices and Short Term Node Prices for ThCh$4,117,611 (ThCh$8,581,761 as of December 31, 2016) to be billed and charge to regulated end-customers.

Summary of Balance of Past Due But Not Impaired Trade Receivables

c)	As of December 31, 2017 and 2016, the balance of past due but not impaired trade receivables is as follows
Trade Receivables Past Due But Not Impaired (*)	As of December 31,
	2017	2016
	ThCh$	ThCh$
Less than three months	54,488,473	52,259,795
Between three and six months	9,008,195	10,795,139
Between six and twelve months	7,123,391	15,842,450
More than twelve months	16,067,867	23,338,216
Total	86,687,926	102,235,600

(*) These balances correspond to non-impaired past due accounts and the portion does not affect the provision of other accounts due receivable.

Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables
d)	The reconciliation of changes in the allowance for impairment of trade receivables is as follows:
Current and
Non-current
Trade Receivables Past Due and Impaired	ThCh$
Balance at December 31, 2015	35,877,490
Increases (decreases) for the year (*)	5,141,179
Amounts written off	(1,556,789)
Balance at December 31, 2016	39,461,880
Increases (decreases) for the year (*)	7,937,817
Amounts written off	(3,525,638)
Balance at December 31, 2017	43,874,059
(*)	See Note 28 for impairment of financial assets.

Lease Receivables [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Schedule of Minimum Lease Payments Receivable

As of December 31, 2017 and 2016, the present value of minimum lease payments receivable is as follows:

	12-31-2017			12-31-2016
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	4,380,499	944,578	3,435,921	2,807,385	696,299	2,111,086
From one to five years	17,521,998	3,617,167	13,904,831	10,011,194	1,461,944	8,549,250
More than five years	18,127,398	918,019	17,209,379	15,021,707	2,385,077	12,636,630
Total	40,029,895	5,479,764	34,550,131	27,840,286	4,543,320	23,296,966

Lease arrangements are related to public lightning developments mainly to municipalities.